PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Loan provided to third party companies	¥ 285,700		¥ 240,000
VAT receivables	145,868		91,022
Funds receivable from third party mobile and online payment platforms	71,394		47,842
Advance to suppliers	32,621		20,641
Interest receivable	61,325		7,332
Other receivables	9,594		8,489
Prepayments and other current assets	606,502		¥ 415,326	$ 58,497
Term of the loans paid to third party companies		1 year
Maximum borrowing capacity under the loans paid to third party companies	¥ 400,000	¥ 300,000
Percentage of interest under the loans paid to third party companies		4.50%
Maturity term of each loans under the loans paid to third party companies	3 months
Maximum amount of borrowing capacity					¥ 500,000